RELATED PARTY BALANCES AND TRANSACTIONS - Amounts due to related parties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2020	Sep. 30, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	¥ 113,697,000		$ 16,485	¥ 214,057,000
Investment made	9,182,000	$ 1,331
Remaining unpaid share of registered capital	41,004,000
Hangzhou Qifei
RELATED PARTY BALANCES AND TRANSACTIONS
Estimated future loss	10,892,000
Shanghai Jiehu
RELATED PARTY BALANCES AND TRANSACTIONS
Equity interest acquired				30.00%
Changfeng
RELATED PARTY BALANCES AND TRANSACTIONS
Equity Method Investment, Ownership Percentage					30.00%
Shanghai Jiehu
RELATED PARTY BALANCES AND TRANSACTIONS
Equity Method Investment, Ownership Percentage					30.00%
Hangzhou Qifei
RELATED PARTY BALANCES AND TRANSACTIONS
Equity Method Investment, Ownership Percentage						25.00%
Investment made	8,996,000
Shanghai 360 Changfeng Technology, Co.,Ltd.,
RELATED PARTY BALANCES AND TRANSACTIONS
Equity Method Investment, Ownership Percentage					40.00%
Qibutianxia
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	1,656,000			¥ 9,156,000
Amounts of loans under such arrangement	3,575,884,000			11,803,492,000
Qihu
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	103,868,000			144,999,000
Yujie
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties				30,165,000
Others
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	8,173,000			¥ 29,737,000
Changfeng | Shanghai 360 Changfeng Technology, Co.,Ltd.,
RELATED PARTY BALANCES AND TRANSACTIONS
Investment made	300,000,000
Beijing Qifei | Hangzhou Qifei
RELATED PARTY BALANCES AND TRANSACTIONS
Equity Method Investment, Ownership Percentage						26.00%
Shareholders | Shanghai 360 Changfeng Technology, Co.,Ltd.,
RELATED PARTY BALANCES AND TRANSACTIONS
Investment made	¥ 1,000,000,000.0